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Fund Profile

T. Rowe Price

Retirement Funds

Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals.

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This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund — TRRFX
T. Rowe Price Retirement 2010 Fund — TRRAX
T. Rowe Price Retirement 2015 Fund — TRRGX
T. Rowe Price Retirement 2020 Fund — TRRBX
T. Rowe Price Retirement 2025 Fund — TRRHX
T. Rowe Price Retirement 2030 Fund — TRRCX
T. Rowe Price Retirement 2035 Fund — TRRJX
T. Rowe Price Retirement 2040 Fund — TRRDX
T. Rowe Price Retirement 2045 Fund — TRRKX
T. Rowe Price Retirement 2050 Fund — TRRMX
T. Rowe Price Retirement 2055 Fund — TRRNX
T. Rowe Price Retirement Income Fund — TRRIX

What is each fund`s objective?

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The objective of each fund (other than the Income Fund) is the highest total return over time consistent with an emphasis on both capital growth and income. The funds pursue their objectives by investing in a diversified portfolio of T. Rowe Price stock and bond funds. Each fund`s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.
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The objective of the Income Fund is the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.
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What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are

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Fund Profile

also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

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The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of August 1, 2007. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.
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Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	12.00%	Short-Term Income	12.00%	Short-Term Income
Fixed Income	35.50	Domestic Bonds	30.75	New Income
		High-Yield Bonds	4.75	High Yield
Stocks	52.50	Large-Cap	31.25	Equity Index 500
		Large-Cap Growth	3.50	Growth Stock
		Large-Cap Value	0.25	Value
		Mid-Cap	5.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	3.75	New Horizons Small-Cap Stock Small-Cap Value
		International	8.50	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	7.00%	Short-Term Income	7.00%	Short-Term Income
Fixed Income	30.50	Domestic Bonds	25.50	New Income
		High-Yield Bonds	5.00	High Yield
Stocks	62.50	Large-Cap	27.00	Equity Index 500
		Large-Cap Growth	9.25	Growth Stock
		Large-Cap Value	5.50	Value
		Mid-Cap	6.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	4.50	New Horizons Small-Cap Stock Small-Cap Value
		International	10.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	4.00%	Short-Term Income	4.00%	Short-Term Income
Fixed Income	25.50	Domestic Bonds	20.25	New Income
		High-Yield Bonds	5.25	High Yield
Stocks	70.50	Large-Cap	24.00	Equity Index 500
		Large-Cap Growth	13.50	Growth Stock
		Large-Cap Value	9.25	Value
		Mid-Cap	7.00	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.25	New Horizons Small-Cap Stock Small-Cap Value
		International	11.50	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	1.50%	Short-Term Income	1.50%	Short-Term Income
Fixed Income	20.50	Domestic Bonds	15.75	New Income
		High-Yield Bonds	4.75	High Yield
Stocks	78.00	Large-Cap	19.50	Equity Index 500
		Large-Cap Growth	18.75	Growth Stock
		Large-Cap Value	13.75	Value
		Mid-Cap	7.75	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.50	New Horizons Small-Cap Stock Small-Cap Value
		International	12.75	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	15.50%	Domestic Bonds	11.25%	New Income
		High-Yield Bonds	4.25	High Yield
Stocks	84.50	Large-Cap	16.25	Equity Index 500
		Large-Cap Growth	22.75	Growth Stock
		Large-Cap Value	17.50	Value
		Mid-Cap	8.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.00	New Horizons Small-Cap Stock Small-Cap Value
		International	13.50	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	10.50%	Domestic Bonds	7.25%	New Income
		High-Yield Bonds	3.25	High Yield
Stocks	89.50	Large-Cap	13.50	Equity Index 500
		Large-Cap Growth	25.75	Growth Stock
		Large-Cap Value	20.25	Value
		Mid-Cap	9.00	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	14.50	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.50%	Domestic Bonds	5.75%	New Income
		High-Yield Bonds	2.75	High Yield
Stocks	91.50	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	21.25	Value
		Mid-Cap	9.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	15.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.50%	Domestic Bonds	5.75%	New Income
		High-Yield Bonds	2.75	High Yield
Stocks	91.50	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	21.25	Value
		Mid-Cap	9.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	15.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.50%	Domestic Bonds	5.75%	New Income
		High-Yield Bonds	2.75	High Yield
Stocks	91.50	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	21.25	Value
		Mid-Cap	9.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	15.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.50%	Domestic Bonds	5.75%	New Income
		High-Yield Bonds	2.75	High Yield
Stocks	91.50	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	21.25	Value
		Mid-Cap	9.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	15.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.50%	Domestic Bonds	5.75%	New Income
		High-Yield Bonds	2.75	High Yield
Stocks	91.50	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	21.25	Value
		Mid-Cap	9.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	15.00	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	28.50	Domestic Bonds	24.00	New Income
		High-Yield Bonds	4.50	High Yield
Stocks	41.50	Large-Cap	28.00	Equity Index 500
		Mid-Cap	4.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	3.00	New Horizons Small-Cap Stock Small-Cap Value
		International	6.25	Emerging Markets Stock International Growth & Income International Stock Overseas Stock
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The target allocations for the broad asset classes are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds` target allocations, within that broad asset class. When deciding upon allocations within these pre
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scribed limits, the manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only if the capacity of the underlying fund representing the small- and mid-cap sectors is limited.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including

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disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

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  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Most investment-grade (AAA through BBB) securities should have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

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  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  The Retirement 2050 and Retirement 2055 Funds commenced operations on December 29, 2006, and thus did not have a full calendar year of performance history as of December 31, 2006. Performance history will be presented as each fund completes a full calendar year of operations as of December 31.
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  Table 13  Average Annual Total Returns (Continued)
	Periods ended 09/30/07
	1 year	5 years	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	12.53%	--	8.79%	2/27/04
Returns after taxes on distributions	11.34	--	8.16
Returns after taxes on distributions and sale of fund shares	8.53	--	7.27
Dow Jones Target 2005 Index	7.83	--	5.90
Combined Index Portfolioa	11.94	--	8.37
2010 Fund
Returns before taxes	13.91	13.53%	13.53	9/30/02
Returns after taxes on distributions	12.95	12.97	12.97
Returns after taxes on distributions and sale of fund shares	9.39	11.58	11.58
Dow Jones Target 2010 Index	9.20	10.88	10.88
Combined Index Portfoliob	13.21	12.77	12.77
2015 Fund
Returns before taxes	15.17	--	10.50	2/27/04
Returns after taxes on distributions	14.32	--	10.03
Returns after taxes on distributions and sale of fund shares	10.17	--	8.86
Dow Jones Target 2015 Index	11.37	--	8.62
Combined Index Portfolioc	14.26	--	9.79
2020 Fund
Returns before taxes	16.20	15.64	15.64	9/30/02
Returns after taxes on distributions	15.37	15.15	15.15
Returns after taxes on distributions and sale of fund shares	10.91	13.53	13.53
Dow Jones Target 2020 Index	13.98	15.21	15.21
Combined Index Portfoliod	15.27	14.60	14.60
2025 Fund
Returns before taxes	17.03	--	11.81	2/27/04
Returns after taxes on distributions	16.28	--	11.41
Returns after taxes on distributions and sale of fund shares	11.42	--	10.07
Dow Jones Target 2025 Index	16.21	--	11.93
Combined Index Portfolioe	16.07	--	10.97
2030 Fund
Returns before taxes	17.80	17.17	17.17	9/30/02
Returns after taxes on distributions	17.11	16.77	16.77
Returns after taxes on distributions and sale of fund shares	12.00	14.98	14.98
Dow Jones Target 2030 Index	18.01	18.63	18.63
Combined Index Portfoliof	16.76	16.33	16.33
2035 Fund
Returns before taxes	18.00	--	12.40	2/27/04
Returns after taxes on distributions	17.40	--	12.10
Returns after taxes on distributions and sale of fund shares	12.04	--	10.65
Dow Jones Target 2035 Index	19.24	--	13.88
Combined Index Portfoliog	16.98	--	11.63
2040 Fund
Returns before taxes	17.97	17.27	17.27	9/30/02
Returns after taxes on distributions	17.34	16.90	16.90
Returns after taxes on distributions and sale of fund shares	12.07	15.09	15.09
Dow Jones Target 2040 Index	19.77	19.79	19.79
Combined Index Portfoliog	16.98	16.39	16.39
2045 Fund
Returns before taxes	18.01	--	15.49	5/31/05
Returns after taxes on distributions	17.54	--	15.22
Returns after taxes on distributions and sale of fund shares	11.91	--	13.24
Dow Jones Target 2045 Index	19.79	--	17.45
Combined Index Portfoliog	16.98	--	14.46
Income Fund
Returns before taxes	10.65	9.90	9.90	9/30/02
Returns after taxes on distributions	9.11	8.78	8.78
Returns after taxes on distributions and sale of fund shares	7.01	7.96	7.96
Dow Jones Moderately Conservative Portfolio Index	9.88	10.86	10.86
Combined Index Portfolioh	10.29	9.09	9.09
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and

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  capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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  aCombined Index Portfolio is an unmanaged portfolio composed of 51% stocks (43% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 37% bonds (Lehman Brothers U.S. Aggregate Index), 12% cash (Citigroup 3-Month Treasury Bill Index).
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  bCombined Index Portfolio is an unmanaged portfolio composed of 61% stocks (51.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 32% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-Month Treasury Bill Index).
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  cCombined Index Portfolio is an unmanaged portfolio composed of 69% stocks (58% Dow Jones Wilshire 5000 Composite Index, 11% MSCI EAFE Index), 27% bonds (Lehman Brothers U.S. Aggregate Index), 4% cash (Citigroup 3-Month Treasury Bill Index).
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  dCombined Index Portfolio is an unmanaged portfolio composed of 76.5% stocks (64% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-Month Treasury Bill Index).
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  eCombined Index Portfolio is an unmanaged portfolio composed of 83% stocks (69.75% Dow Jones Wilshire 5000 Composite Index, 13.25% MSCI EAFE Index), 17% bonds (Lehman Brothers U.S. Aggregate Index).
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  fCombined Index Portfolio is an unmanaged portfolio composed of 88% stocks (73.75% Dow Jones Wilshire 5000 Composite Index, 14.25% MSCI EAFE Index), 12% bonds (Lehman Brothers U.S. Aggregate Index).
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  gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75.25% Dow Jones Wilshire 5000 Composite Index, 14.75% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).
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  hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (33.5% Dow Jones Wilshire 5000 Composite Index, 6.5% MSCI EAFE Index), 30% cash (Citigroup 3-Month Treasury Bill Index).
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  Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

  Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

  Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

  MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  What fees and expenses will I pay?

  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table shows the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying (acquired) funds.

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  Fund Profile

  Table 14  Fees and Expenses of the Funds*
Fund	Annual fund operating expenses
	Management fee	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.21%	0.60%	0.81%	0.21%	0.60%
2010	0	0.22	0.63	0.85	0.22	0.63
2015	0	0.23	0.66	0.89	0.23	0.66
2020	0	0.24	0.69	0.93	0.24	0.69
2025	0	0.25	0.72	0.97	0.25	0.72
2030	0	0.26	0.73	0.99	0.26	0.73
2035	0	0.28	0.74	1.02	0.28	0.74
2040	0	0.30	0.74	1.04	0.30	0.74
2045	0	0.41	0.74	1.15	0.41	0.74
2050	0	5.14	0.74	5.88	5.14	0.74
2055	0	5.07	0.74	5.81	5.07	0.74
Income	0	0.18	0.56	0.74	0.18	0.56
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aThe direct operating expenses of each Retirement Fund are expected to be paid for by the acquired funds in which it invests.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 14 to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$61	$192	$335	$750
2010	64	202	351	786
2015	67	211	368	822
2020	70	221	384	859
2025	74	230	401	894
2030	75	233	406	906
2035	76	237	411	918
2040	76	237	411	918
2045	76	237	411	918
2050	76	237	411	918
2055	76	237	411	918
Income	57	179	313	701

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  Fund Profile

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Edmund M. Notzon III has been chairman of the funds` Investment Advisory Committee since 2002 and has been managing investments for T. Rowe Price since 1989. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Income Fund distributes income monthly.

  The 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Funds distribute income annually.

  All funds

  The funds distribute net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

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  Fund Profile

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C16-035

  T. Rowe Price Investment Services, Inc., Distributor.